Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Achieve TMS West Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Schedule of allocation of the purchase price consideration

Purchase consideration
Cash	$6,886,812
Share issuance	2,611,044
Deferred and contingent consideration	1,274,402
10,772,258
Net assets acquired

Cash	175,346
Current assets	886,392
Capital and other assets	6,321,730
Current liabilities	(1,233,400)
Long-term liabilities	(5,415,460)
Covenants not to compete	310,000
Management services agreement	6,020,000
7,064,608

Goodwill	$3,707,650

Achieve TMS East Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Schedule of allocation of the purchase price consideration

Purchase consideration

Cash paid, net of cash acquired ($69,769)	$6,585,931
Deferred and contingent consideration	1,250,000
Working capital adjustment	(104,052)
7,731,879
Net assets acquired

Current assets, excluding cash acquired	460,070
Property, plant and equipment	57,544
Right-of-use assets	2,366,868
Accounts payable and accrued liabilities	(228,193)
Current lease liabilities	(1,152,426)
Long-term lease liabilities	(1,214,441)
Covenants not to compete	550,000
Management services agreement	3,850,000
4,689,422

Goodwill	$3,042,457